Research and Development incentives receivables - Current and non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 111,624	€ 93,407	€ 73,443
Current R&D incentives receivables	24,104	21,949	11,203
Total R&D incentives receivables	135,728	€ 115,356	€ 84,646
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	33,856
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 77,768